Segment and Geographical Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Board of Directors [Member]